INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, Qilun and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Qilun Group (HK) and Qilun Culture (HK) were incorporated in Hong Kong and is subject to Hong Kong profits tax. Qilun Group (HK) and Qilun Culture (HK) are subject to Hong Kong taxation on its activities conducted in Hong Kong and income arising in or derived from Hong Kong. The applicable statutory tax rate is 16.5%. The Company did not have any income (loss) subject to the Hong Kong profits tax.

China

Qilun Holding (Shenzhen) and its subsidiaries are subject to a 25% standard enterprise income tax in the PRC.

The following table summarizes income before income taxes incurred in the PRC and outside of the PRC:

	Year Ended December 31
	2022	2021	2020
Income before income taxes:
PRC	$1,443,691	$507,899	$-
Outside of PRC	-	-	-
Total	$1,443,432	$507,899	$-

Expenses for income taxes are comprised of:

	Year Ended December 31
	2022	2021	2020
Current Tax:
PRC	$406,791	$23,520	$-
Outside of PRC	-	-	-
Income tax expense	$406,791	$23,520	$-

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate as follows：

	For the years Ended December 31,
	2022	2021	2020
Net income before provision for income taxes	$1,443,691	$507,899	$-
PRC statutory tax rate	25%	25%
Income at statutory tax rate	360,923	126,975	-

Effect of non-taxable income—gain on bargain purchase	-	(39,113)	-
Effect of preferential tax rates granted to the PRC entities(a)	(37,233)	(64,342)	-
Changes in valuation allowance	83,101	-	-
Income tax expense	$406,791	$23,520	$-
Effective income tax rate	28%	4.63%	-

(a)

For the year ended December 31, 2022, the Company’s subsidiaries Shenzhen Houhaitang, Qilun Enterprise Management Consultant and Qilun Holding (Shenzhen) enjoy a preferential income tax rate of 2.5% for net income before provision no more than RMB1 million, and a preferential income tax rate of 5% for net income before provision more than RMB1 million less than RMB 3 million.

For the year ended December 31, 2021, the Company’s subsidiary Qilun Culture (Shenzhen) enjoys a preferential income tax rate of 2.5% for net income before provision no more than RMB1 million, and a preferential income tax rate of 10% for net income before provision more than RMB1 million less than RMB 3 million.

For the years ended December 31, 2022, 2021 and 2020, the tax saving as the result of the favorable tax rate amounted to $37,233, $64,342 and $nil, respectively.